Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The timing of annual equity compensation award grants has been generally consistent, with equity grants being made at the regularly scheduled meetings of our Compensation Committee and the Board. Our Board makes annual equity compensation grants to our non-employee directors at the first Board meeting after our annual meeting of stockholders. We do not have any program, plan or obligation that requires us to grant equity awards on specified dates, although we typically make employee equity grants in December or January of each year to allow management and the Compensation Committee to review all elements of compensation at the same point in the year. The Compensation Committee may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance. We do not have any program, plan or practice to time grant dates of equity compensation awards to our executive officers or other employees in coordination with the release of material nonpublic information.

Award Timing Method	we typically make employee equity grants in December or January of each year to allow management and the Compensation Committee to review all elements of compensation at the same point in the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false